UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS
May 31, 2008 (Unaudited)

	Number of Shares	Value

COMMON STOCK 96.3%
BASIC MATERIALS 3.9%
Alcoa	28,000	$1,136,520
Archer-Daniels-Midland Co.	28,600	1,135,420
Dow Chemical Co.	16,000	646,400
Holcim Ltd. (Switzerland)	21,400	2,001,919
Monsanto Co.	6,600	840,840
		5,761,099
CONSUMER—CYCLICAL 6.3%
AIRLINES 0.8%
Cathay Pacific Airways Ltd. (ADR) (Hong Kong)	119,100	1,250,550
APPAREL 1.3%
Nike	29,100	1,989,567
LEISURE TIME 0.5%
Carnival Corp.	16,800	673,008
MEDIA 1.4%
The Walt Disney Co.	61,200	2,056,320
RETAIL 1.9%
Hennes & Mauritz AB (Sweden)	11,100	613,224
Nordstrom	19,500	682,110
Wal-Mart de Mexico SA de CV (ADR) (Mexico)	18,200	792,299
Wal-Mart Stores	11,400	658,236
		2,745,869
TOYS/GAMES/HOBBIES 0.4%
Mattel	31,300	630,382
TOTAL CONSUMER—CYCLICAL		9,345,696
CONSUMER—NON-CYCLICAL 6.5%
AGRICULTURE 1.4%
Altria Group	29,600	658,896
Philip Morris International(a)	25,600	1,348,096
		2,006,992

	Number of Shares	Value

BEVERAGE 1.1%
Diageo PLC (ADR) (United Kingdom)	20,800	$1,635,296
COSMETICS/PERSONAL CARE 2.3%
Procter & Gamble Co.	52,500	3,467,625
RESTAURANT 1.3%
McDonald’s Corp.	31,600	1,874,512
RETAIL 0.4%
Costco Wholesale Corp.	9,300	663,276
TOTAL CONSUMER— NON-CYCLICAL		9,647,701
ENERGY 15.9%
OIL & GAS 12.5%
Apache Corp	12,700	1,702,562
Chevron Corp.	21,700	2,151,555
CNOOC Ltd. (Hong Kong)	785,000	1,368,034
ConocoPhillips	16,000	1,489,600
Devon Energy Corp.	19,200	2,226,048
Exxon Mobil Corp.	39,200	3,479,392
Marathon Oil Corp.	14,100	724,599
Petro-Canada (Canada)	34,100	1,968,252
Total SA (France)	40,700	3,551,563
		18,661,605
OIL & GAS SERVICES 3.4%
Baker Hughes	12,700	1,125,474
Schlumberger Ltd.	25,500	2,578,815
Transocean(a)	8,468	1,271,809
		4,976,098
TOTAL ENERGY		23,637,703
FINANCIAL 23.4%
BANK 7.1%
Bank of America Corp.	85,100	2,894,251
HSBC Holdings PLC (ADR) (United Kingdom)	23,600	1,987,356
US Bancorp	66,600	2,210,454

	Number of Shares	Value

Wachovia Corp.	45,000	$1,071,000
Wells Fargo & Co.	86,600	2,387,562
		10,550,623
DIVERSIFIED FINANCIAL SERVICE 7.8%
BlackRock	6,200	1,394,938
Citigroup	112,700	2,467,003
Franklin Resources	14,400	1,457,568
Freddie Mac	24,800	630,416
JPMorgan Chase & Co.	62,600	2,691,800
Merrill Lynch & Co.	16,800	737,856
Morgan Stanley	34,900	1,543,627
The Blackstone Group LP	36,900	718,443
		11,641,651
INSURANCE 8.5%
ACE Ltd.	32,900	1,976,303
Aflac	51,100	3,430,343
Allstate Corp.	40,100	2,042,694
American International Group	56,800	2,044,800
HCC Insurance Holdings	108,500	2,588,810
MetLife	10,800	648,324
		12,731,274
TOTAL FINANCIAL		34,923,548
HEALTH CARE 8.8%
HEALTHCARE PRODUCTS 3.9%
Johnson & Johnson	41,600	2,776,384
Medtronic	60,100	3,045,267
		5,821,651
PHARMACEUTICAL 4.9%
Abbott Laboratories	65,400	3,685,290
Pfizer	51,200	991,232

	Number of Shares	Value

Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	57,400	$2,624,902
		7,301,424
TOTAL HEALTH CARE		13,123,075
INDUSTRIAL 9.6%
AEROSPACE & DEFENSE 5.3%
Boeing Co.	20,800	1,721,616
General Dynamics Corp.	29,500	2,718,425
Lockheed Martin Corp.	31,900	3,491,136
		7,931,177
AUTO MANUFACTURERS 0.7%
PACCAR	19,500	1,041,105
DIVERSIFIED MANUFACTURING 2.0%
General Electric Co.	96,900	2,976,768
TRANSPORTATION 1.6%
Norfolk Southern Corp.	16,000	1,078,080
United Parcel Service	19,000	1,349,380
		2,427,460
TOTAL INDUSTRIAL		14,376,510
REAL ESTATE 3.3%
DIVERSIFIED 0.3%
British Land Co., PLC (United Kingdom)	27,400	434,756
INDUSTRIAL 0.5%
ProLogis	11,800	730,774
OFFICE 1.7%
Alexandria Real Estate Equities	9,600	1,001,280
Corporate Office Properties Trust	23,900	906,049
Hongkong Land Holdings Ltd. (USD) (Singapore)	141,000	669,750
		2,577,079
REGIONAL MALL 0.5%
Simon Property Group	7,300	725,328

	Number of Shares	Value

SELF STORAGE 0.3%
Public Storage	5,500	$484,715
TOTAL REAL ESTATE		4,952,652
TECHNOLOGY 9.4%
COMPUTERS 1.9%
International Business Machines Corp.	10,800	1,397,844
Seagate Technology	66,100	1,415,862
		2,813,706
SEMICONDUCTORS 1.4%
Intel Corp.	29,600	686,128
Microchip Technology	37,800	1,392,552
		2,078,680
SOFTWARE 1.8%
Microsoft Corp.	97,700	2,766,864
TELECOMMUNICATION EQUIPMENT 4.3%
Corning	83,800	2,291,092
Harris Corp.	25,600	1,683,968
Nokia Corp. (ADR) (Finland)	59,800	1,698,320
QUALCOMM	15,000	728,100
		6,401,480
TOTAL TECHNOLOGY		14,060,730
TELECOMMUNICATIONS 4.0%
America Movil SAB de CV (ADR) (Mexico)	17,700	1,057,929
AT&T	60,700	2,421,930
China Mobile Ltd. (ADR) (Hong Kong)	8,900	656,731
Verizon Communications	47,700	1,835,019
		5,971,609
UTILITY 5.2%
ELECTRIC—INTEGRATED 4.4%
E.ON AG (ADR) (Germany)	36,100	2,562,197
Exelon Corp.	11,300	994,400

	Number of Shares	Value

FPL Group	45,200	$3,051,904
		6,608,501
MULTI UTILITIES 0.8%
Sempra Energy	19,300	1,115,733
TOTAL UTILITY		7,724,234
TOTAL COMMON STOCK (Identified cost—$137,938,371)		143,524,557

		Principal Amount
COMMERCIAL PAPER 3.8%
General Electric Co, 1.05%, due 6/2/08 (Identified cost—$5,662,835)		$5,663,000	5,662,835
TOTAL INVESTMENTS (Identified cost—$143,601,206)	100.1%		149,187,392

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)%		(85,210)

NET ASSETS	100.0%		$149,102,182

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a) Non-income producing security.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective March 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•        Level 1 – quoted prices in active markets for identical investments

•        Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at May 31, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$149,187,392	$142,732,258	$6,455,134	$—

Note 2. Income Tax Information

As of May 31, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$14,361,971
Gross unrealized depreciation	(8,775,785)
Net unrealized appreciation	$5,586,186

Cost for federal income tax purposes	$143,601,206

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin		Name: James Giallanza
Title:	President and principal executive officer	Title:	Treasurer and principal financial officer

Date: July 18, 2008